Equity securities and other investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Equity securities and other investments and fair value disclosure
Original cost	¥ 268,182	¥ 230,848
Cumulative net gains (losses)	(17,553)	1,436
Carrying value	250,629	232,284
Net unrealized gains (losses) recognized during the period for equity securities still held as of the end of the period	(29,481)	(25,587)	¥ 45,139
Investments in privately held companies recorded using measurement alternative	79,545	99,270
Cumulative upward adjustments	17,782	26,759
Cumulative impairments and downward adjustments	26,922	27,827
Upward adjustments	4,205	19,159
Impairments and downward adjustments	13,266	7,603
Debt securities, Held-to-maturity, allowance for credit loss	4,085	4,336
Shareholder of an equity method investee with principal amount	4,931
Fair value of collateral	3,574
Impairment losses on debt investments	(356)	3,225	175
Listed equity securities
Equity securities and other investments and fair value disclosure
Original cost	107,535	93,599
Cumulative net gains (losses)	216	9,661
Carrying value	107,751	103,260
Investments in privately held companies
Equity securities and other investments and fair value disclosure
Original cost	97,701	110,096
Cumulative net gains (losses)	(10,664)	(859)
Carrying value	87,037	109,237
Debt investments | Debt securities and loan investments
Equity securities and other investments and fair value disclosure
Original cost	22,210	27,153
Cumulative net gains (losses)	(7,105)	(7,366)
Carrying value	15,105	19,787
Debt investments | Other Treasury Investments
Equity securities and other investments and fair value disclosure
Original cost	40,736
Cumulative net gains (losses)	0
Carrying value	40,736
Convertible and exchangeable bonds
Equity securities and other investments and fair value disclosure
Debt investments	7,167	8,339
Aggregate fair value was (lower) higher than their aggregate unpaid principal balance	2,993	3,248
Unrealized gains (losses) recorded	¥ (262)	¥ (3,112)	¥ 1,573